GENERAL (Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total liabilities attributed to discontinued operations	$ 2,061	$ 2,061